DERIVATIVE LIABILITY WARRANTS (Details - Changes in fair value of warrant liabilities)	3 Months Ended
Mar. 31, 2025 USD ($)
Private Placement Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of liabilities, beginning	$ 194,250
Change in valuation inputs	(106,125)
Fair value of liabilities, ending	88,125
Public Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of liabilities, beginning	165,000
Change in valuation inputs	(84,000)
Fair value of liabilities, ending	81,000
Warrant Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of liabilities, beginning	359,250
Change in valuation inputs	(190,125)
Fair value of liabilities, ending	$ 169,125